TRANSACTIONS WITH RELATED PARTIES (Details 4) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transactions With Related Parties
Personnel compensation		$ 12,878	$ 16,863	$ 17,493
Board members' salaries and expenses		913	1,199	1,269
Bonuses or gratifications		11,920	16,057	14,404
Compensation in stock		146	1,923	331
Training expenses		163	68	161
Seniority compensation		1,133	3,842	2,619
Health funds		215	273	285
Other personnel expenses		681	773	916
Pension plans	[1]	872	2,039	(150)
Total		$ 28,921	$ 43,037	$ 37,328

[1]	Some of the executives that qualified for this benefit left the Group for different reasons, without complying with the requirements to receive the benefit, therefore the obligation amount decreased, which generated the reversal of provisions.